Supplementary Data to Statement of Operations - Summary of Supplementary Data to Statements of Operations (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Nonoperating Expense [Abstract]
Asset impairment				$ 10.4	$ 23.0
Environmental reserve				5.9
Foreign currency translation expense (income)			$ 7.3	(3.4)	4.8
Total other expense, net	$ 2.5	$ (6.9)	$ 7.3	$ 12.9	$ 27.8